Non-controlling interests - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					6 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-controlling interests
Accretion of redeemable non-controlling interests (Note 20(b))			¥ 1,000			¥ (714)	¥ (714)	$ (98)	¥ (1,306)
Total cash consideration							161,940			¥ 131,199	$ 18,093
Percentage of equity interest			2.00%
Decrease in paid-in capital									202,000
Percentage of redeemable noncontrolling interest per annum			49.00%
Non-redeemable non-controlling interests			¥ 14,335				161,940		197,280			$ 22,333
Carrying amount of relevant non-redeemable non-controlling interests derecognized upon deconsolidation						¥ 7,178			14,335
Redeemable non-controlling interests							¥ 40,750		30,500
JICA Intelligent Robotics Co., Ltd. | Subsequent events
Non-controlling interests
Percentage of ownership interest after acquisition										70.00%	70.00%
Suzhou Photon-Matrix
Non-controlling interests
Percentage of equity interest					60.00%
Accretion of redeemable non-controlling interests (Note 20(b))	¥ 10,000
Percentage of equity interest	3.45%
Redemption price	¥ 10,000	¥ 30,000
Group
Non-controlling interests
Ownership interest			49.17%
Carrying amount of relevant non-redeemable non-controlling interests derecognized upon deconsolidation			¥ (7,178)
Geely Auto | JICA Intelligent Robotics Co., Ltd. | Subsequent events
Non-controlling interests
Percentage of equity interest										30.00%	30.00%
Mezzanine equity
Non-controlling interests
Redeemable non-controlling interests		30,000							30,500
Suzhou Photon-Matrix
Non-controlling interests
Accretion of redeemable non-controlling interests (Note 20(b))		¥ 30,000		¥ 520	¥ 6,000
Total cash consideration					¥ 4,000				¥ 2,000
Percentage of equity interest		10.71%		2.97%
Decrease in paid-in capital				¥ 105
Percentage of redeemable noncontrolling interest per annum					40.00%